Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Deferred share Compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
BALANCE at Jun. 30, 2017	$ 2,388	$ 38,662,377		$ (42,242,951)	$ 6,248,092	$ 7,209,078	$ 9,878,984
BALANCE, Shares at Jun. 30, 2017	2,387,658
Sale of ordinary shares	$ 300	599,700					600,000
Sale of ordinary shares, shares	300,000
Cancellation of ordinary shares issued for services	$ (57)	57
Cancellation of ordinary shares issued for services	(56,859)
Ordinary shares issued for services		144,500					144,500
Ordinary shares issued for services, shares
Ordinary shares issued for acquisition of subsidiary
Ordinary shares issued for acquisition of equipment
Ordinary shares issued for compensation	$ 475	1,243,526					1,244,001
Ordinary shares issued for compensation, shares	475,195
Ordinary shares issued for debt repayment	$ 1,883	3,857,560					3,859,443
Ordinary shares issued for debt repayment, shares	1,882,655
Ordinary shares issued for services	$ 500	2,824,500	(2,825,000)
Ordinary shares issued for services, shares	500,000
Payments made by major shareholders for litigation		1,028,148					1,028,148
Net loss				(7,399,965)			(7,399,965)
Foreign currency translation gain						347,097	347,097
BALANCE at Jun. 30, 2018	$ 5,489	48,360,368	(2,825,000)	(49,642,916)	6,248,092	7,556,175	9,702,208
BALANCE, shares at Jun. 30, 2018	5,488,649
Sale of ordinary shares	$ 296	949,704					950,000
Sale of ordinary shares, shares	295,977
Ordinary shares issued for acquisition of subsidiary
Ordinary shares issued for acquisition of equipment
Ordinary shares issued for compensation	$ 550	1,319,450					1,320,000
Ordinary shares issued for compensation, shares	550,000
Ordinary shares issued for services	$ 600	1,757,400	(1,758,000)
Ordinary shares issued for services, shares	600,000
Unvested restricted ordinary shares issued to officers	$ 240	1,850,160	(1,850,400)
Unvested restricted ordinary shares issued to officers, shares	240,000
Stock compensation expense			3,272,200				3,272,200
Net loss				(14,388,530)			(14,388,530)
Foreign currency translation gain						(335,080)	(335,080)
BALANCE at Jun. 30, 2019	$ 7,175	54,237,082	(3,161,200)	(64,031,446)	6,248,092	7,221,095	520,798
BALANCE, shares at Jun. 30, 2019	7,174,626
Sale of ordinary shares	$ 7,327	4,495,574					4,502,901
Sale of ordinary shares, shares	7,327,274
Ordinary shares issued for services	$ 400	1,399,600	(1,400,000)
Ordinary shares issued for services, shares	400,000
Ordinary shares issued for debt conversion	$ 3,679	5,626,570					5,630,249
Ordinary shares issued for debt conversion, shares	3,679,327
Ordinary shares issued for acquisition of subsidiary	$ 1,989	1,887,810					1,889,799
Ordinary shares issued for acquisition of subsidiary, shares	1,989,262
Ordinary shares issued for acquisition of equipment	$ 4,634	1,958,973					1,963,607
Ordinary shares issued for acquisition of equipment, shares	4,633,333
Unvested restricted ordinary shares issued to officers	$ 420	84,180	(84,600)
Unvested restricted ordinary shares issued to officers, shares	420,000
Stock compensation expense			3,444,617				3,444,617
Net loss				(11,626,597)			(11,626,597)
Deconsolidation of discontinued operations				13,734,311	(6,248,092)	(7,486,219)
Foreign currency translation gain						265,124	265,124
BALANCE at Jun. 30, 2020	$ 25,624	$ 69,689,789	$ (1,201,183)	$ (61,923,732)			$ 6,590,498
BALANCE, shares at Jun. 30, 2020	25,623,822